Overview and Summary of Significant Accounting Policies - Debt Instruments (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2022
Pre-Close Notes [Member]
Business Acquisition [Line Items]
Acquisition costs expensed			$ 0.8
Venture Linked Notes [Member]
Business Acquisition [Line Items]
Acquisition costs expensed	$ 7.9	$ 7.9	$ 1.6